UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 93.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 37.6% (a)
$ 9,000,000	Federal Home Loan Mortgage Corp (b)	0.1526	11/4/2013	$ 9,000,792
8,471,835	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5289	4/25/2019	8,474,546
13,145,000	FHLMC Multifamily Structured Pass Through Certificates	1.7300	7/25/2019	12,790,900
6,123,000	FHLMC Multifamily Structured Pass Through Certificates	1.8690	11/25/2019	5,957,116
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,170,892
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	552,179
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	219,460
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	517,417
1,085,000	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,145,255
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.2500	4/25/2023	5,537,521
3,845,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.3200	2/25/2023	3,857,119
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.9740	1/25/2021	575,090
1,038,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,109,148
5,000,000	Freddie Mac	3.0000	11/15/2043	4,851,563
2,233,785	Freddie Mac Gold Pool	3.0000	2/1/2027	2,313,130
4,657,813	Freddie Mac Gold Pool	3.0000	3/1/2027	4,823,261
1,829,112	Freddie Mac Gold Pool	3.5000	9/1/2042	1,857,912
1,731,730	Freddie Mac Gold Pool	4.5000	5/1/2031	1,882,002
664,737	Freddie Mac Gold Pool	5.0000	5/1/2041	721,703
198,638	Freddie Mac Gold Pool	5.5000	1/1/2036	214,806
112,621	Freddie Mac Gold Pool	7.5000	6/1/2017	120,161
1,042,476	Freddie Mac Non Gold Pool (b)	2.1630	5/1/2037	1,104,084
276,665	Freddie Mac Non Gold Pool (b)	2.1910	6/1/2037	292,064
380,584	Freddie Mac Non Gold Pool (b)	2.2900	4/1/2036	403,124
4,667,293	Freddie Mac Non Gold Pool (b)	2.3450	8/1/2033	4,949,149
519,355	Freddie Mac Non Gold Pool (b)	2.3500	11/1/2033	549,402
160,014	Freddie Mac Non Gold Pool (b)	2.3620	1/1/2023	162,712
818,647	Freddie Mac Non Gold Pool (b)	2.3780	3/1/2036	866,106
2,970,961	Freddie Mac Non Gold Pool (b)	2.3790	3/1/2037	3,148,803
8,908,034	Freddie Mac Non Gold Pool (b)	2.3790	9/1/2038	9,446,542
989,313	Freddie Mac Non Gold Pool (b)	2.3820	2/1/2035	1,052,005
980,211	Freddie Mac Non Gold Pool (b)	2.3970	1/1/2033	1,013,154
736,545	Freddie Mac Non Gold Pool (b)	2.4000	9/1/2035	777,442
1,028,095	Freddie Mac Non Gold Pool (b)	2.4010	2/1/2036	1,091,012
551,479	Freddie Mac Non Gold Pool (b)	2.4100	1/1/2035	582,325
441,612	Freddie Mac Non Gold Pool (b)	2.4100	4/1/2035	471,412
741,407	Freddie Mac Non Gold Pool (b)	2.4230	2/1/2036	782,990
718,071	Freddie Mac Non Gold Pool (b)	2.4390	11/1/2036	764,850
76,603	Freddie Mac Non Gold Pool (b)	2.5380	7/1/2024	77,216
955,288	Freddie Mac Non Gold Pool (b)	2.6030	1/1/2035	1,016,798
1,481,561	Freddie Mac Non Gold Pool (b)	2.6250	5/1/2036	1,586,689
1,298,517	Freddie Mac Non Gold Pool (b)	2.6400	11/1/2036	1,378,676
877,945	Freddie Mac Non Gold Pool (b)	2.6790	6/1/2034	936,595
638,780	Freddie Mac Non Gold Pool (b)	2.7160	4/1/2037	682,387
396,076	Freddie Mac Non Gold Pool (b)	2.7380	4/1/2037	421,458
414,054	Freddie Mac Non Gold Pool (b)	2.7590	11/1/2038	441,123
5,277,699	Freddie Mac Non Gold Pool (b)	2.8030	3/1/2038	5,654,080
2,659,947	Freddie Mac Non Gold Pool (b)	3.3350	11/1/2036	2,798,170
312,215	Freddie Mac Non Gold Pool (b)	3.3650	9/1/2038	329,192
1,210,510	Freddie Mac Non Gold Pool (b)	4.9070	9/1/2038	1,276,793
200,920	Freddie Mac Non Gold Pool (b)	5.0780	6/1/2037	215,273
1,188,813	Freddie Mac Non Gold Pool (b)	5.1520	11/1/2038	1,261,880
177,321	Freddie Mac Non Gold Pool (b)	5.2660	12/1/2037	190,801
323,222	Freddie Mac Non Gold Pool (b)	5.4320	3/1/2037	342,747
193,224	Freddie Mac Non Gold Pool (b)	5.5730	5/1/2037	208,584
650,011	Freddie Mac REMICS (b,c)	0.3240	4/15/2018	649,001
404,460	Freddie Mac REMICS (b,c)	0.3740	10/15/2017	404,084
412,149	Freddie Mac REMICS (b,c)	0.4140	5/15/2036	411,761
54,262	Freddie Mac REMICS (b,c)	0.5240	4/15/2033	54,275
270,817	Freddie Mac REMICS (b,c)	0.5640	8/15/2035	270,931
541,954	Freddie Mac REMICS (b,c)	0.5740	11/15/2032	541,918
373,717	Freddie Mac REMICS (b,c)	0.9240	12/15/2032	378,591
124,468	Freddie Mac REMICS (b,c)	1.1323	12/15/2031	126,681
215,859	Freddie Mac REMICS (b,c)	1.1740	3/15/2032	220,371
192,902	Freddie Mac REMICS (c)	4.0000	10/15/2017	196,038
931,689	Freddie Mac REMICS (c)	4.0000	2/15/2020	983,176
188,027	Freddie Mac REMICS (c)	4.0000	9/15/2024	191,628
563,802	Freddie Mac REMICS (c)	4.0000	4/15/2041	592,187
66,862	Freddie Mac REMICS (c)	4.2500	6/15/2019	67,919
110,451	Freddie Mac REMICS (c)	4.2500	3/15/2034	113,812
700,000	Freddie Mac REMICS (c)	4.5000	2/15/2020	751,807
870,740	Freddie Mac REMICS (c)	4.5000	10/15/2027	901,018
137,062	Freddie Mac REMICS (c)	4.5000	11/15/2028	142,897
298,690	Freddie Mac REMICS (c)	4.5000	8/15/2034	322,413
186,580	Freddie Mac REMICS (c)	4.5000	12/15/2036	190,536
1,633,546	Freddie Mac REMICS (c)	4.5641	12/15/2036	1,741,871
855,014	Freddie Mac REMICS (c)	4.7562	6/15/2048	916,673
355,231	Freddie Mac REMICS (c)	5.0000	2/15/2018	375,613
994,739	Freddie Mac REMICS (c)	5.0000	10/15/2019	1,065,251
3,332,850	Freddie Mac REMICS (c)	5.0000	12/15/2024	3,600,255
345,526	Freddie Mac REMICS (c)	5.0000	1/15/2026	381,040
332,224	Freddie Mac REMICS (c)	5.0000	10/15/2032	347,197
2,001,649	Freddie Mac REMICS (c)	5.0000	11/15/2032	2,077,586
337,419	Freddie Mac REMICS (c)	5.0000	1/15/2033	344,228
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,625,770
126,108	Freddie Mac REMICS (c)	5.0000	10/15/2036	128,404
100,000	Freddie Mac REMICS (c)	5.5000	7/15/2033	109,051
345,927	Freddie Mac REMICS (c)	5.5000	12/15/2033	352,865
2,673,702	Freddie Mac REMICS (c)	5.5000	11/15/2034	2,795,307
1,545,000	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,712,648
5,904,799	Freddie Mac REMICS (c)	5.5000	2/15/2038	6,473,124
417,388	Freddie Mac REMICS (c)	6.0000	1/15/2025	427,119
284,344	Freddie Mac REMICS (c)	6.0000	3/15/2029	318,667
769,996	Freddie Mac REMICS (c)	6.5000	12/15/2023	854,731
361,377	Freddie Mac REMICS (c)	6.5000	12/15/2028	408,210
				148,534,265
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.0% (a)
250,135	Fannie Mae Pool (b)	1.3530	4/1/2034	253,919
156,531	Fannie Mae Pool (b)	1.3530	9/1/2044	158,977
169,219	Fannie Mae Pool (b)	1.8510	2/1/2036	179,551
85,836	Fannie Mae Pool (b)	1.8750	2/1/2020	87,196
573,065	Fannie Mae Pool (b)	1.9010	8/1/2035	607,801
883,787	Fannie Mae Pool (b)	1.9350	1/1/2035	938,841
392,941	Fannie Mae Pool (b)	1.9890	7/1/2035	416,187
231,262	Fannie Mae Pool (b)	2.0520	7/1/2032	234,654
91,536	Fannie Mae Pool (b)	2.1300	1/1/2019	93,107
82,443	Fannie Mae Pool (b)	2.1400	3/1/2033	83,256
495,885	Fannie Mae Pool (b)	2.2020	9/1/2035	524,573
2,684,305	Fannie Mae Pool (b)	2.2090	9/1/2037	2,841,614
133,809	Fannie Mae Pool (b)	2.2500	5/1/2032	135,543
114,364	Fannie Mae Pool (b)	2.2630	5/1/2032	117,799
249,357	Fannie Mae Pool (b)	2.2700	9/1/2036	264,354
2,194,733	Fannie Mae Pool (b)	2.2860	11/1/2033	2,306,610
623,746	Fannie Mae Pool (b)	2.2960	9/1/2034	662,661
2,062,374	Fannie Mae Pool (b)	2.3120	4/1/2037	2,176,381
916,776	Fannie Mae Pool (b)	2.3140	4/1/2033	971,898
145,566	Fannie Mae Pool (b)	2.3240	5/1/2035	154,181
697,779	Fannie Mae Pool (b)	2.3300	4/1/2034	738,825
159,418	Fannie Mae Pool (b)	2.3390	6/1/2036	168,909
1,685,465	Fannie Mae Pool (b)	2.3400	7/1/2035	1,777,624
1,342,283	Fannie Mae Pool (b)	2.3470	7/1/2035	1,424,145
934,884	Fannie Mae Pool (b)	2.3470	8/1/2035	991,165
1,134,910	Fannie Mae Pool (b)	2.3470	8/1/2035	1,191,737
3,300,804	Fannie Mae Pool (b)	2.3480	10/1/2034	3,510,560
1,230,029	Fannie Mae Pool (b)	2.3540	1/1/2036	1,298,744
115,103	Fannie Mae Pool (b)	2.3590	7/1/2033	117,335
82,304	Fannie Mae Pool (b)	2.3600	8/1/2039	87,097
179,566	Fannie Mae Pool (b)	2.3920	1/1/2036	189,934
100,357	Fannie Mae Pool (b)	2.3950	5/1/2031	101,512
1,202,172	Fannie Mae Pool (b)	2.4020	2/1/2036	1,279,050
371,240	Fannie Mae Pool (b)	2.4050	6/1/2037	395,096
766,312	Fannie Mae Pool (b)	2.4120	6/1/2033	802,262
1,125,973	Fannie Mae Pool (b)	2.4120	10/1/2033	1,196,401
367,227	Fannie Mae Pool (b)	2.4240	8/1/2035	391,287
1,909,011	Fannie Mae Pool (b)	2.4370	1/1/2035	2,021,236
133,034	Fannie Mae Pool (b)	2.4760	11/1/2029	136,464
2,059,992	Fannie Mae Pool (b)	2.4840	10/1/2036	2,182,705
81,881	Fannie Mae Pool (b)	2.4940	2/1/2025	81,999
1,615,412	Fannie Mae Pool (b)	2.5300	4/1/2037	1,714,234
882,876	Fannie Mae Pool (b)	2.5510	4/1/2037	936,129
227,318	Fannie Mae Pool (b)	2.5520	8/1/2033	242,278
86,361	Fannie Mae Pool (b)	2.5580	1/1/2030	86,903
1,802,235	Fannie Mae Pool (b)	2.5930	7/1/2037	1,925,298
108,610	Fannie Mae Pool (b)	2.6250	9/1/2033	111,351
815,498	Fannie Mae Pool (b)	2.6250	8/1/2036	872,202
511,294	Fannie Mae Pool (b)	2.6710	5/1/2035	548,408
3,937,877	Fannie Mae Pool (b)	2.6740	3/1/2037	4,182,401
73,471	Fannie Mae Pool (b)	2.6970	7/1/2029	74,763
5,477,785	Fannie Mae Pool (b)	2.7170	3/1/2037	5,852,576
1,883,995	Fannie Mae Pool (b)	2.7220	10/1/2036	2,004,543
1,471,650	Fannie Mae Pool (b)	2.7500	10/1/2033	1,548,047
1,591,122	Fannie Mae Pool (b)	2.7780	1/1/2036	1,707,217
4,503,334	Fannie Mae Pool	3.0000	11/1/2026	4,667,028
1,077,656	Fannie Mae Pool	3.0000	1/1/2027	1,116,828
1,901,023	Fannie Mae Pool	3.0000	4/1/2027	1,971,555
257,892	Fannie Mae Pool	3.0000	5/1/2027	267,461
5,380,983	Fannie Mae Pool	3.0000	9/1/2043	5,261,422
176,617	Fannie Mae Pool (b)	3.0070	11/1/2035	188,994
433,950	Fannie Mae Pool (b)	3.2230	6/1/2035	460,446
667,971	Fannie Mae Pool (b)	3.5160	12/1/2039	709,027
2,200,062	Fannie Mae Pool	4.0000	8/1/2043	2,309,427
736,902	Fannie Mae Pool (b)	4.2970	7/1/2037	794,239
116,967	Fannie Mae Pool (b)	4.6120	2/1/2023	124,518
1,300,815	Fannie Mae Pool (b)	4.7370	8/1/2038	1,398,022
477,791	Fannie Mae Pool	5.0000	7/1/2035	518,904
366,333	Fannie Mae Pool	5.0000	7/1/2037	398,537
252,202	Fannie Mae Pool	5.0000	6/1/2040	274,588
245,307	Fannie Mae Pool	5.0000	6/1/2040	267,279
496,305	Fannie Mae Pool	5.5000	11/1/2023	535,022
481,992	Fannie Mae Pool	5.5000	9/1/2026	529,482
92,953	Fannie Mae Pool	5.5000	7/1/2037	101,131
151,854	Fannie Mae Pool	5.5000	10/1/2037	165,213
1,033,382	Fannie Mae Pool (b)	5.7530	9/1/2037	1,106,789
1,343,275	Fannie Mae Pool (b)	5.9820	1/1/2038	1,451,087
628,983	Fannie Mae Pool	6.0000	4/1/2033	724,829
421,081	Fannie Mae Pool	6.0000	7/1/2036	466,071
611,564	Fannie Mae REMICS (b)(c)	0.3789	1/25/2037	609,394
77,617	Fannie Mae REMICS (b)(c)	0.4302	11/17/2029	77,402
1,585,184	Fannie Mae REMICS (b)(c)	0.7293	12/18/2030	1,593,904
1,087,289	Fannie Mae REMICS (b)(c)	0.7293	12/18/2030	1,093,270
639,691	Fannie Mae REMICS (b)(c)	0.7789	12/25/2032	642,388
168,981	Fannie Mae REMICS (b)(c)	1.0789	5/25/2022	170,333
485,683	Fannie Mae REMICS (b)(c)	1.1789	8/25/2031	494,300
391,708	Fannie Mae REMICS (c)	3.5000	9/25/2036	403,701
755,666	Fannie Mae REMICS (b)(c)	4.0573	8/25/2038	749,910
243,026	Fannie Mae REMICS (c)	4.0000	1/25/2019	254,471
64,497	Fannie Mae REMICS (c)	4.5000	11/25/2022	65,697
76,583	Fannie Mae REMICS (c)	4.5000	1/25/2038	78,092
83,105	Fannie Mae REMICS (c)	5.0000	5/25/2023	88,881
73,203	Fannie Mae REMICS (c)	5.0000	7/25/2025	75,928
90,080	Fannie Mae REMICS (c)	5.0000	11/25/2032	97,729
881,121	Fannie Mae REMICS (c)	5.0000	8/25/2033	905,723
1,578,726	Fannie Mae REMICS (c)	5.0000	1/25/2034	1,656,330
317,794	Fannie Mae REMICS (c)	5.0000	4/25/2034	337,963
305,990	Fannie Mae REMICS (c)	5.0000	3/25/2037	311,777
1,294,734	Fannie Mae REMICS (c)	5.5000	11/25/2025	1,436,171
291,760	Fannie Mae REMICS (c)	5.5000	1/25/2033	314,723
183,694	Fannie Mae REMICS (c)	5.5000	4/25/2035	201,950
790,134	Fannie Mae REMICS (c)	6.0000	11/25/2032	883,124
97,831	Fannie Mae REMICS (b)(c)	6.0330	5/25/2037	107,013
5,000,000	Federal National Mortgage Association (b)	0.1519	11/8/2013	5,000,540
				98,558,153
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 30.5%
4,668,329	Ginnie Mae II Pool (b)	0.8510	7/20/2062	4,644,866
1,796,517	Ginnie Mae II Pool (b)	0.9750	6/20/2062	1,795,619
1,175,928	Ginnie Mae II Pool (b)	1.2500	12/20/2061	1,185,604
782,678	Ginnie Mae II Pool (b)	1.5100	6/20/2058	794,824
2,771,416	Ginnie Mae II Pool (b)	2.0760	2/20/2063	2,900,918
404,890	Ginnie Mae II Pool (b)	2.1990	2/20/2063	427,386
4,167,881	Ginnie Mae II Pool (b)	2.2390	2/20/2063	4,401,361
5,245,758	Ginnie Mae II Pool (b)	2.2780	1/20/2063	5,510,244
1,389,033	Ginnie Mae II Pool (b)	2.3160	10/20/2062	1,473,145
2,481,286	Ginnie Mae II Pool (b)	2.3350	1/20/2063	2,631,727
10,278,838	Ginnie Mae II Pool (b)	2.3460	3/20/2063	10,930,095
2,234,015	Ginnie Mae II Pool (b)	2.3640	2/20/2063	2,372,855
5,149,106	Ginnie Mae II Pool (b)	2.5010	9/20/2062	5,503,349
2,018,156	Ginnie Mae II Pool (b)	2.5660	2/20/2063	2,153,873
1,399,848	Ginnie Mae II Pool	4.3120	2/20/2063	1,532,196
2,424,143	Ginnie Mae II Pool	4.4660	12/20/2062	2,672,455
1,942,179	Ginnie Mae II Pool	4.4790	2/20/2062	2,089,944
4,862,452	Ginnie Mae II Pool	4.5050	4/20/2063	5,368,551
5,306,490	Ginnie Mae II Pool	4.5210	12/20/2061	5,813,525
4,138,995	Ginnie Mae II Pool	4.5240	7/20/2062	4,551,719
673,614	Ginnie Mae II Pool	4.5280	3/20/2062	739,666
3,314,075	Ginnie Mae II Pool	4.5320	12/20/2062	3,660,995
2,001,817	Ginnie Mae II Pool	4.5580	8/20/2062	2,202,493
704,159	Ginnie Mae II Pool	4.5600	3/20/2062	772,565
4,059,639	Ginnie Mae II Pool	4.5830	7/20/2062	4,476,239
3,283,118	Ginnie Mae II Pool	4.5830	11/20/2062	3,623,981
3,040,821	Ginnie Mae II Pool	4.5880	10/20/2062	3,353,788
1,284,834	Ginnie Mae II Pool	4.6040	6/20/2062	1,416,065
498,496	Ginnie Mae II Pool	4.6390	3/20/2062	548,869
2,096,136	Ginnie Mae II Pool	4.6500	1/20/2061	2,289,626
2,540,806	Ginnie Mae II Pool	4.7000	8/20/2061	2,794,027
513,054	Ginnie Mae II Pool	4.7430	1/20/2061	560,444
1,258,800	Ginnie Mae II Pool	4.8080	8/20/2062	1,389,027
1,991,792	Ginnie Mae II Pool	4.8100	2/20/2061	2,190,360
381,964	Ginnie Mae II Pool	4.8260	6/20/2061	417,897
2,849,020	Ginnie Mae II Pool	4.8510	5/20/2062	3,136,546
1,010,678	Ginnie Mae II Pool	4.9090	6/20/2062	1,112,750
968,906	Ginnie Mae II Pool	4.9170	2/20/2062	1,062,878
1,617,049	Government National Mortgage Association (b)(c)	0.4323	12/16/2028	1,623,021
3,738,756	Government National Mortgage Association (b)	0.6859	10/20/2062	3,712,884
3,818,762	Government National Mortgage Association (b)	0.6859	12/20/2062	3,795,231
3,125,000	Government National Mortgage Association (b)	0.7700	4/20/2063	3,114,750
168,078	Government National Mortgage Association (c)	4.5000	9/20/2035	170,079
495,328	Government National Mortgage Association (c)	6.5000	7/20/2028	568,404
887,870	Government National Mortgage Association (c)	6.5000	4/20/2029	1,013,808
266,199	Government National Mortgage Association (c)	6.5000	7/20/2031	302,489
1,468,002	Government National Mortgage Association (b)(c)	7.2138	7/20/2032	1,694,333
				120,497,471
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $371,297,441)			367,589,889

	U.S. TREASURY - 5.5%
9,785,000	United States Treasury Note/Bond	0.3750	2/15/2016	9,775,019
12,775,000	United States Treasury Note/Bond	1.7500	5/15/2023	11,837,826
	TOTAL U.S. TREASURY NOTES (Cost - $21,663,421)			21,612,845

	SHORT-TERM INVESTMENTS - 2.3%
	U.S. TREASURY - 2.3%
9,200,000	United States Treasury Bill (Cost - $9,199,908)	0.0325	10/17/2013	9,199,908

	TOTAL INVESTMENTS - 100.9% (Cost - $402,160,770) (e)			$ 398,402,642
	OTHER ASSETS AND LIABILITIES - NET - (0.9)%			(3,641,049)
	TOTAL NET ASSETS - 100.0%			$ 394,761,593

(a)

Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents discount rate at time of purchase.
(e)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $402,160,851 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 1,389,911
		Unrealized Depreciation:		(5,148,120)
		Net Unrealized Depreciation:		$ (3,758,209)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 367,589,889	$ -	$ 367,589,889
U.S. Tresury Notes	-	21,612,845	-	21,612,845
Short Term Investment	-	9,199,908	-	9,199,908
Total	$ -	$ 398,402,642	$ -	$ 398,402,642
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/2013